FINANCIAL RISK MANAGEMENT (Details 1) $ in Thousands	Dec. 31, 2018 USD ($)
Appreciation of the USD against the currency [Member]
Confidence interval	10.00%
Appreciation of the USD against the currency [Member] | Canadian dollars per US dollar [Member]
Value at risk	$ (38)
Appreciation of the USD against the currency [Member] | Mexican pesos per US dollar [Member]
Value at risk	(2,206)
Appreciation of the USD against the currency [Member] | Peruvian soles per US dollar [Member]
Value at risk	$ 214
Depreciation of the USD against the currency [Member]
Confidence interval	10.00%
Depreciation of the USD against the currency [Member] | Canadian dollars per US dollar [Member]
Value at risk	$ 62
Depreciation of the USD against the currency [Member] | Mexican pesos per US dollar [Member]
Value at risk	2,345
Depreciation of the USD against the currency [Member] | Peruvian soles per US dollar [Member]
Value at risk	$ (213)